Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating and formation costs	$ 380,367	$ 363,006	$ 949,261	$ 856,662	$ 3,768	$ 1,548,829
Loss from operations	(380,367)	(363,006)	(949,261)	(856,662)	(3,768)	(1,548,829)
Other income (expense):
Interest earned on investments held in Trust Account	496,612	248,468	2,389,034	249,501		2,537,410
Interest income on bank account	5,564	279	8,254	508	10	2,354
Change in fair value of warrant liabilities	(52,043)	802,328	128,157	3,850,424		4,420,646
Offering costs allocated to warrants				(27,670)		(27,670)
Other income, net	450,133	1,051,075	2,525,445	4,072,763	10	6,932,740
Income before provision for income taxes	69,766	688,069	1,576,184	3,216,101	(3,758)	5,383,911
Provision for income taxes	(103,483)	(31,408)	(490,957)	(31,408)		(490,997)
Net (loss) income	$ (33,717)	$ 656,661	$ 1,085,227	$ 3,184,693	$ (3,758)	$ 4,892,914
Class A Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)	3,096,262	17,250,000	10,134,032	16,011,050		16,635,616
Basic net (loss) income per share (in Dollars per share)	$ 0	$ 0.03	$ 0.08	$ 0.16		$ 0.23
Class B Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)	4,312,500	4,312,500	4,312,500	4,312,500	3,750,000	4,312,500
Basic net (loss) income per share (in Dollars per share)	$ 0	$ 0.03	$ 0.08	$ 0.16		$ 0.24